Note 11 - Stock Options - Assumptions Used to Determine Fair Value (Details)	12 Months Ended
	Mar. 31, 2022 $ / shares	Mar. 31, 2021 $ / shares	Mar. 31, 2020 $ / shares
Statement Line Items [Line Items]
Risk free interest rate	1.00%	1.00%	1.50%
Expected life of options	5	5
Expected volatility	90.00%	103.00%
Weighted average fair value of options granted during the year (in CAD per share)	$ 2.58	$ 4.01	$ 0.94
Bottom of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	2.05	5.11	1.30
Grant date share price (in CAD per share)	2.05	5.11	$ 1.30
Expected life of options			2.5
Expected volatility			100.00%
Top of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	4.85	5.19	$ 1.38
Grant date share price (in CAD per share)	$ 4.85	$ 5.19	$ 1.38
Expected life of options	10		5
Expected volatility			114.00%